INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Income taxes (tax benefit):
Current taxes:
In Israel	5,581	6,279	7,564
Outside Israel	10,303	6,089	7,630
	15,884	12,368	15,194
Deferred taxes:
In Israel	91	(121)	(471)
Outside Israel	(1,179)	206	(432)
	(1,088)	85	(903)
Taxes in respect of prior years:
In Israel	81	369	-
Outside Israel	-	-	(45)
	81	369	(45)
	14,877	12,822	14,246

Schedule of Income Tax Reconciliation
The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Pretax income	50,054	41,833	47,574
Statutory tax rate	25%	26.5%	26.5%
Tax computed at the ordinary tax rate	12,514	11,086	12,607
Nondeductible expenses (income)	766	526	10
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(151)	831	(304)
Deductible financial expenses recorded to other comprehensive income	90	(439)	(365)
Tax adjustment in respect of different tax rates	2,040	1,411	1,662
Taxes in respect of withholding at the source from royalties and dividends	95	78	615
Adjustment in respect of tax rate deriving from “approved enterprises”	(501)	(405)	(558)
Others	24	(266)	579
	14,877	12,822	14,246

Summary of Deferred Taxes
Composition:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Deferred taxes included in other current assets:
Provision for employee related obligations	166	145
Provision for legal obligation and other	3,868	2,607
	4,034	2,752

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Long-term deferred income taxes:
Provision for employee related obligations	771	718
Carry forward tax losses and foreign tax credit	3,600	4,321
Temporary differences, net	1,185	1,237
	5,556	6,276
Valuation allowance	(3,276)	(3,997)
	2,280	2,279

	US dollars
	Year ended December 31,
(in thousands)	2016	2015
Deferred income taxes included in long-term investments and other assets	2,280	2,279
	2,280	2,279

Schedule of Income Before Income Taxes
Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
The Company and its Israeli subsidiaries	22,634	23,987	26,021
Non-Israeli subsidiaries	27,420	17,846	21,553
	50,054	41,833	47,574

Changes in Unrecognized Tax Benefits
Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

US dollars
(in thousands)
Balance at January 1, 2014	472
Translations differences related to the current year	(51)
Balance at December 31, 2014	421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2015	-